Taxation (Details)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%
Effective income tax rate	0.01%	75.72%
PRC [Member]
Taxation [Line Items]
Statutory income tax rate	25.00%	25.00%